PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks 95.6%
Aerospace & Defense 1.5%
AAR Corp.*	64	$2,575
Aerojet Rocketdyne Holdings, Inc.	123	5,747
AeroVironment, Inc.*	42	4,635
Axon Enterprise, Inc.*	106	16,071
Boeing Co. (The)*	924	216,502
Cubic Corp.	62	4,640
Curtiss-Wright Corp.	76	9,720
General Dynamics Corp.	386	73,429
Hexcel Corp.*	139	7,841
Howmet Aerospace, Inc.*	633	20,231
Huntington Ingalls Industries, Inc.	69	14,650
Kaman Corp.	35	1,867
L3Harris Technologies, Inc.	349	73,021
Lockheed Martin Corp.	414	157,552
Mercury Systems, Inc.*	100	7,524
Moog, Inc. (Class A Stock)	45	3,895
National Presto Industries, Inc.	6	617
Northrop Grumman Corp.	261	92,509
Park Aerospace Corp.	18	243
Raytheon Technologies Corp.	2,541	211,513
Teledyne Technologies, Inc.*	65	29,104
Textron, Inc.	378	24,283
TransDigm Group, Inc.*	94	57,692
Triumph Group, Inc.*	31	524
		1,036,385
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	54	3,667
C.H. Robinson Worldwide, Inc.	216	20,969
Echo Global Logistics, Inc.*	15	491
Expeditors International of Washington, Inc.	285	31,310
FedEx Corp.	413	119,898
Forward Air Corp.	54	4,768
Hub Group, Inc. (Class A Stock)*	46	3,023
United Parcel Service, Inc. (Class B Stock)	1,201	244,836
XPO Logistics, Inc.*	170	23,650
		452,612
Airlines 0.3%
Alaska Air Group, Inc.*	218	15,072

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Allegiant Travel Co.*	25	$5,893
American Airlines Group, Inc.*	1,062	23,067
Delta Air Lines, Inc.*	1,065	49,970
Hawaiian Holdings, Inc.*	54	1,356
JetBlue Airways Corp.*	494	10,058
SkyWest, Inc.*	93	4,618
Southwest Airlines Co.*	988	62,027
United Airlines Holdings, Inc.*	532	28,941
		201,002
Auto Components 0.3%
Adient PLC*	147	6,812
American Axle & Manufacturing Holdings, Inc.*	185	1,717
Aptiv PLC*	455	65,470
BorgWarner, Inc.	377	18,315
Cooper Tire & Rubber Co.	87	4,958
Cooper-Standard Holdings, Inc.*	22	639
Dana, Inc.	231	5,844
Dorman Products, Inc.*	54	5,356
Fox Factory Holding Corp.*	77	11,799
Gentex Corp.	378	13,298
Gentherm, Inc.*	62	4,414
Goodyear Tire & Rubber Co. (The)*	370	6,368
LCI Industries	42	6,153
Lear Corp.	93	17,097
Motorcar Parts of America, Inc.*	15	324
Patrick Industries, Inc.	46	4,122
Standard Motor Products, Inc.	45	1,927
Visteon Corp.*	46	5,603
		180,216
Automobiles 1.7%
Ford Motor Co.*	6,519	75,229
General Motors Co.*	2,122	121,421
Harley-Davidson, Inc.	239	11,561
Tesla, Inc.*	1,287	913,049
Thor Industries, Inc.	103	14,584
Winnebago Industries, Inc.	62	4,957
		1,140,801

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks 4.5%
Allegiance Bancshares, Inc.	23	$911
Ameris Bancorp	120	6,491
Associated Banc-Corp.	248	5,429
Banc of California, Inc.	23	412
BancFirst Corp.	35	2,433
BancorpSouth Bank	102	3,018
Bank of America Corp.	12,693	514,447
Bank of Hawaii Corp.	77	6,999
Bank OZK	193	7,911
BankUnited, Inc.	139	6,479
Banner Corp.	62	3,524
Berkshire Hills Bancorp, Inc.	42	932
Boston Private Financial Holdings, Inc.	54	795
Brookline Bancorp, Inc.	126	2,029
Cadence BanCorp	138	3,070
Cathay General Bancorp	91	3,684
Central Pacific Financial Corp.	15	404
CIT Group, Inc.	166	8,846
Citigroup, Inc.	3,488	248,485
Citizens Financial Group, Inc.	714	33,044
City Holding Co.	31	2,399
Columbia Banking System, Inc.	87	3,787
Comerica, Inc.	245	18,414
Commerce Bancshares, Inc.	183	14,239
Community Bank System, Inc.	96	7,452
Cullen/Frost Bankers, Inc.	100	12,006
Customers Bancorp, Inc.*	15	518
CVB Financial Corp.	193	4,094
Dime Community Bancshares, Inc.	53	1,755
Eagle Bancorp, Inc.	39	2,083
East West Bancorp, Inc.	227	17,286
FB Financial Corp.	45	1,888
Fifth Third Bancorp	1,171	47,472
First Bancorp	46	1,950
First BanCorp. (Puerto Rico)	355	4,462
First Commonwealth Financial Corp.	154	2,231
First Financial Bancorp	127	3,113
First Financial Bankshares, Inc.	239	11,730
First Hawaiian, Inc.	193	5,300
First Horizon Corp.	903	16,516
First Midwest Bancorp, Inc.	177	3,712
First Republic Bank	299	54,789

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
FNB Corp.	509	$6,561
Fulton Financial Corp.	270	4,603
Glacier Bancorp, Inc.	164	9,668
Great Western Bancorp, Inc.	66	2,181
Hancock Whitney Corp.	148	6,844
Hanmi Financial Corp.	15	305
Heritage Financial Corp.	27	759
Hilltop Holdings, Inc.	108	3,802
Home BancShares, Inc.	239	6,651
Hope Bancorp, Inc.	131	1,966
Huntington Bancshares, Inc.	1,697	25,998
Independent Bank Corp.	46	3,767
Independent Bank Group, Inc.	69	5,210
International Bancshares Corp.	100	4,739
Investors Bancorp, Inc.	370	5,417
JPMorgan Chase & Co.	5,103	784,892
KeyCorp	1,550	33,728
M&T Bank Corp.	221	34,849
National Bank Holdings Corp. (Class A Stock)	41	1,636
NBT Bancorp, Inc.	64	2,425
OFG Bancorp (Puerto Rico)	85	2,014
Old National Bancorp	262	4,952
Pacific Premier Bancorp, Inc.	160	7,045
PacWest Bancorp	193	8,378
Park National Corp.	23	2,877
People’s United Financial, Inc.	710	12,872
Pinnacle Financial Partners, Inc.	123	10,780
PNC Financial Services Group, Inc. (The)	707	132,174
Preferred Bank	15	983
Prosperity Bancshares, Inc.	151	11,077
Regions Financial Corp.	1,597	34,815
Renasant Corp.	77	3,244
S&T Bancorp, Inc.	43	1,417
Seacoast Banking Corp. of Florida*	93	3,381
ServisFirst Bancshares, Inc.	63	3,984
Signature Bank	100	25,151
Simmons First National Corp. (Class A Stock)	177	5,044
Southside Bancshares, Inc.	47	1,887
Sterling Bancorp	312	7,841
SVB Financial Group*	92	52,608
Synovus Financial Corp.	231	10,825
TCF Financial Corp.	248	11,289

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Texas Capital Bancshares, Inc.*	93	$6,383
Tompkins Financial Corp.	15	1,172
Triumph Bancorp, Inc.*	46	4,077
Truist Financial Corp.	2,257	133,863
Trustmark Corp.	108	3,500
U.S. Bancorp	2,287	135,733
UMB Financial Corp.	82	7,956
Umpqua Holdings Corp.	347	6,468
United Bankshares, Inc.	210	8,247
United Community Banks, Inc.	139	4,548
Valley National Bancorp	677	9,322
Veritex Holdings, Inc.	84	2,838
Webster Financial Corp.	147	7,778
Wells Fargo & Co.	6,902	310,935
Westamerica BanCorp	54	3,424
Wintrust Financial Corp.	100	7,710
Zions Bancorp NA	265	14,787
		3,065,919
Beverages 1.3%
Boston Beer Co., Inc. (The) (Class A Stock)*	17	20,680
Brown-Forman Corp. (Class B Stock)	306	23,342
Celsius Holdings, Inc.*	39	2,235
Coca-Cola Co. (The)	6,479	349,736
Coca-Cola Consolidated, Inc.	9	2,639
Constellation Brands, Inc. (Class A Stock)	292	70,174
MGP Ingredients, Inc.	13	781
Molson Coors Beverage Co. (Class B Stock)*	316	17,364
Monster Beverage Corp.*	611	59,298
National Beverage Corp.	31	1,506
PepsiCo, Inc.	2,303	332,001
		879,756
Biotechnology 1.7%
AbbVie, Inc.	2,953	329,260
Alexion Pharmaceuticals, Inc.*	373	62,918
Amgen, Inc.	964	231,013
Anika Therapeutics, Inc.*	17	683
Arrowhead Pharmaceuticals, Inc.*	177	12,879
Biogen, Inc.*	256	68,436

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Coherus Biosciences, Inc.*	77	$1,140
Cytokinetics, Inc.*	93	2,366
Eagle Pharmaceuticals, Inc.*	14	572
Emergent BioSolutions, Inc.*	77	4,695
Enanta Pharmaceuticals, Inc.*	20	1,015
Exelixis, Inc.*	517	12,729
Gilead Sciences, Inc.	2,102	133,414
Halozyme Therapeutics, Inc.*	193	9,640
Incyte Corp.*	309	26,382
Ligand Pharmaceuticals, Inc.*	32	4,668
Myriad Genetics, Inc.*	116	3,506
Neurocrine Biosciences, Inc.*	154	14,551
Regeneron Pharmaceuticals, Inc.*	178	85,671
REGENXBIO, Inc.*	46	1,596
Spectrum Pharmaceuticals, Inc.*	73	227
United Therapeutics Corp.*	77	15,520
Vanda Pharmaceuticals, Inc.*	54	896
Vericel Corp.*	77	4,806
Vertex Pharmaceuticals, Inc.*	440	96,008
Xencor, Inc.*	93	3,958
		1,128,549
Building Products 0.6%
A.O. Smith Corp.	224	15,176
AAON, Inc.	64	4,186
Allegion PLC	151	20,291
American Woodmark Corp.*	31	3,083
Apogee Enterprises, Inc.	28	984
Builders FirstSource, Inc.*	315	15,331
Carrier Global Corp.	1,333	58,092
Fortune Brands Home & Security, Inc.	231	24,250
Gibraltar Industries, Inc.*	61	5,604
Griffon Corp.	73	1,980
Insteel Industries, Inc.	39	1,487
Johnson Controls International PLC	1,211	75,494
Lennox International, Inc.	59	19,785
Masco Corp.	440	28,107
Owens Corning	185	17,910
PGT Innovations, Inc.*	93	2,449
Quanex Building Products Corp.	23	628
Resideo Technologies, Inc.*	225	6,752

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Simpson Manufacturing Co., Inc.	77	$8,678
Trane Technologies PLC	406	70,575
Trex Co., Inc.*	199	21,490
UFP Industries, Inc.	108	9,076
		411,408
Capital Markets 2.7%
Affiliated Managers Group, Inc.	72	11,604
Ameriprise Financial, Inc.	198	51,163
B Riley Financial, Inc.	31	2,210
Bank of New York Mellon Corp. (The)	1,341	66,889
BlackRock, Inc.	240	196,632
Blucora, Inc.*	46	662
Brightsphere Investment Group, Inc.	62	1,396
Cboe Global Markets, Inc.	190	19,830
Charles Schwab Corp. (The)	2,491	175,367
CME Group, Inc.	599	120,992
Donnelley Financial Solutions, Inc.*	15	459
Evercore, Inc. (Class A Stock)	69	9,669
FactSet Research Systems, Inc.	67	22,527
Federated Hermes, Inc.	154	4,435
Franklin Resources, Inc.	455	13,650
Goldman Sachs Group, Inc. (The)	576	200,707
Greenhill & Co., Inc.	15	228
Interactive Brokers Group, Inc. (Class A Stock)	143	10,227
Intercontinental Exchange, Inc.	932	109,706
Invesco Ltd.	573	15,471
Janus Henderson Group PLC	284	9,767
MarketAxess Holdings, Inc.	66	32,238
Moody’s Corp.	272	88,865
Morgan Stanley	2,517	207,778
MSCI, Inc.	142	68,979
Nasdaq, Inc.	199	32,147
Northern Trust Corp.	359	40,854
Piper Sandler Cos.	20	2,320
Raymond James Financial, Inc.	205	26,810
S&P Global, Inc.	406	158,498
SEI Investments Co.	208	12,780
State Street Corp.	594	49,866
Stifel Financial Corp.	174	12,039
StoneX Group, Inc.*	39	2,477

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
T. Rowe Price Group, Inc.	386	$69,171
Virtus Investment Partners, Inc.	15	4,102
Waddell & Reed Financial, Inc. (Class A Stock)	62	1,549
WisdomTree Investments, Inc.	69	468
		1,854,532
Chemicals 1.8%
AdvanSix, Inc.*	19	553
Air Products & Chemicals, Inc.	378	109,045
Albemarle Corp.	201	33,802
American Vanguard Corp.	23	455
Ashland Global Holdings, Inc.	86	7,414
Avient Corp.	152	7,717
Balchem Corp.	54	6,868
Cabot Corp.	100	5,488
Celanese Corp.	193	30,233
CF Industries Holdings, Inc.	355	17,264
Chemours Co. (The)	253	7,641
Corteva, Inc.	1,211	59,048
Dow, Inc.	1,251	78,187
DuPont de Nemours, Inc.	903	69,630
Eastman Chemical Co.	239	27,578
Ecolab, Inc.	423	94,803
Ferro Corp.*	77	1,283
FMC Corp.	228	26,959
FutureFuel Corp.	23	292
GCP Applied Technologies, Inc.*	62	1,593
Hawkins, Inc.	15	500
HB Fuller Co.	85	5,680
Ingevity Corp.*	71	5,544
Innospec, Inc.	43	4,189
International Flavors & Fragrances, Inc.	427	60,707
Koppers Holdings, Inc.*	15	499
Kraton Corp.*	40	1,430
Linde PLC (United Kingdom)	876	250,396
Livent Corp.*	232	4,181
LyondellBasell Industries NV (Class A Stock)	440	45,646
Minerals Technologies, Inc.	65	5,079
Mosaic Co. (The)	563	19,806
NewMarket Corp.	15	5,199
Olin Corp.	231	9,940

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
PPG Industries, Inc.	394	$67,469
Quaker Chemical Corp.	23	5,574
Rayonier Advanced Materials, Inc.*	46	418
RPM International, Inc.	216	20,485
Scotts Miracle-Gro Co. (The)	69	15,950
Sensient Technologies Corp.	77	6,332
Sherwin-Williams Co. (The)	407	111,465
Stepan Co.	37	4,834
Tredegar Corp.	15	219
Trinseo SA	69	4,272
Valvoline, Inc.	279	8,761
		1,250,428
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	116	5,964
Brady Corp. (Class A Stock)	85	4,638
Brink’s Co. (The)	77	6,154
Cintas Corp.	151	52,116
Clean Harbors, Inc.*	89	7,917
Copart, Inc.*	355	44,201
CoreCivic, Inc.*	108	839
Deluxe Corp.	54	2,377
Harsco Corp.*	69	1,237
Healthcare Services Group, Inc.	123	3,684
Herman Miller, Inc.	105	4,358
HNI Corp.	77	3,260
IAA, Inc.*	224	14,069
Interface, Inc.	46	591
KAR Auction Services, Inc.*	162	2,428
Matthews International Corp. (Class A Stock)	31	1,283
MSA Safety, Inc.	64	10,289
Pitney Bowes, Inc.	162	1,210
Republic Services, Inc.	363	38,587
Rollins, Inc.	370	13,794
Stericycle, Inc.*	151	11,518
Team, Inc.*	15	148
Tetra Tech, Inc.	93	11,870
UniFirst Corp.	31	6,950
US Ecology, Inc.*	54	2,293

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Viad Corp.*	23	$958
Waste Management, Inc.	661	91,198
		343,931
Communications Equipment 0.8%
ADTRAN, Inc.	15	256
Applied Optoelectronics, Inc.*	15	111
Arista Networks, Inc.*	92	28,996
CalAmp Corp.*	23	316
Ciena Corp.*	237	11,961
Cisco Systems, Inc.	7,053	359,068
Comtech Telecommunications Corp.	25	600
Digi International, Inc.*	23	411
Extreme Networks, Inc.*	93	1,058
F5 Networks, Inc.*	106	19,797
Harmonic, Inc.*	39	305
Juniper Networks, Inc.	548	13,914
Lumentum Holdings, Inc.*	131	11,142
Motorola Solutions, Inc.	288	54,230
NETGEAR, Inc.*	39	1,451
NetScout Systems, Inc.*	123	3,222
Plantronics, Inc.*	71	2,839
Viasat, Inc.*	104	5,386
Viavi Solutions, Inc.*	363	5,939
		521,002
Construction & Engineering 0.1%
AECOM*	250	16,607
Aegion Corp.*	15	451
Arcosa, Inc.	87	5,245
Comfort Systems USA, Inc.	67	5,518
Dycom Industries, Inc.*	60	5,629
EMCOR Group, Inc.	93	11,141
Fluor Corp.*	208	4,780
Granite Construction, Inc.	77	2,934
MasTec, Inc.*	100	10,436
Matrix Service Co.*	31	410
MYR Group, Inc.*	39	3,038

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.	239	$23,097
Valmont Industries, Inc.	35	8,640
		97,926
Construction Materials 0.1%
Eagle Materials, Inc.*	72	9,946
Martin Marietta Materials, Inc.	108	38,137
U.S. Concrete, Inc.*	31	1,965
Vulcan Materials Co.	228	40,639
		90,687
Consumer Finance 0.6%
American Express Co.	1,090	167,152
Capital One Financial Corp.	775	115,537
Discover Financial Services	520	59,280
Encore Capital Group, Inc.*	39	1,534
Enova International, Inc.*	39	1,335
EZCORP, Inc. (Class A Stock)*	31	175
FirstCash, Inc.	63	4,538
Green Dot Corp. (Class A Stock)*	85	3,890
LendingTree, Inc.*	19	3,923
Navient Corp.	209	3,517
PRA Group, Inc.*	37	1,394
PROG Holdings, Inc.	116	5,909
SLM Corp.	555	10,911
Synchrony Financial	878	38,404
World Acceptance Corp.*	8	1,046
		418,545
Containers & Packaging 0.4%
Amcor PLC	2,497	29,340
AptarGroup, Inc.	108	16,287
Avery Dennison Corp.	139	29,770
Ball Corp.	555	51,970
Greif, Inc. (Class A Stock)	54	3,268
International Paper Co.	664	38,512
Myers Industries, Inc.	27	609
O-I Glass, Inc.*	262	4,320
Packaging Corp. of America	168	24,805

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Sealed Air Corp.	239	$11,807
Silgan Holdings, Inc.	123	5,187
Sonoco Products Co.	177	11,586
Westrock Co.	447	24,920
		252,381
Distributors 0.1%
Core-Mark Holding Co., Inc.	77	3,277
Genuine Parts Co.	248	30,993
LKQ Corp.*	455	21,253
Pool Corp.	71	29,999
		85,522
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	69	2,367
American Public Education, Inc.*	15	457
Graham Holdings Co. (Class B Stock)	9	5,721
Grand Canyon Education, Inc.*	77	8,338
H&R Block, Inc.	293	6,522
Perdoceo Education Corp.*	69	805
Regis Corp.*	23	298
Service Corp. International	278	14,856
Strategic Education, Inc.	38	2,852
WW International, Inc.*	54	1,498
		43,714
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	3,190	877,091
Jefferies Financial Group, Inc.	336	10,923
		888,014
Diversified Telecommunication Services 1.2%
AT&T, Inc.	11,911	374,125
ATN International, Inc.	15	684
Cincinnati Bell, Inc.*	31	478
Cogent Communications Holdings, Inc.	69	5,210
Consolidated Communications Holdings, Inc.*	46	331
Iridium Communications, Inc.*	193	7,332
Lumen Technologies, Inc.	1,611	20,669

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	6,912	$399,444
Vonage Holdings Corp.*	363	4,919
		813,192
Electric Utilities 1.5%
ALLETE, Inc.	77	5,418
Alliant Energy Corp.	424	23,816
American Electric Power Co., Inc.	838	74,339
Duke Energy Corp.	1,282	129,085
Edison International	640	38,048
Entergy Corp.	347	37,924
Evergy, Inc.	387	24,756
Eversource Energy	565	48,714
Exelon Corp.	1,629	73,207
FirstEnergy Corp.	903	34,242
Hawaiian Electric Industries, Inc.	145	6,244
IDACORP, Inc.	93	9,531
NextEra Energy, Inc.	3,272	253,613
NRG Energy, Inc.	401	14,364
OGE Energy Corp.	311	10,437
Pinnacle West Capital Corp.	187	15,829
PNM Resources, Inc.	139	6,861
PPL Corp.	1,276	37,170
Southern Co. (The)	1,749	115,731
Xcel Energy, Inc.	910	64,883
		1,024,212
Electrical Equipment 0.6%
Acuity Brands, Inc.	62	11,502
AMETEK, Inc.	393	53,027
AZZ, Inc.	54	2,842
Eaton Corp. PLC	677	96,764
Emerson Electric Co.	998	90,309
Encore Wire Corp.	32	2,390
EnerSys	73	6,685
Generac Holdings, Inc.*	108	34,987
Hubbell, Inc.	97	18,625
nVent Electric PLC	262	7,978
Powell Industries, Inc.	8	282
Regal Beloit Corp.	69	9,966

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	201	$53,116
Sunrun, Inc.*	262	12,838
Vicor Corp.*	39	3,597
		404,908
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. (Class A Stock)	1,006	67,744
Arlo Technologies, Inc.*	76	466
Arrow Electronics, Inc.*	131	14,943
Avnet, Inc.	130	5,710
Badger Meter, Inc.	46	4,296
Bel Fuse, Inc. (Class B Stock)	15	299
Belden, Inc.	77	3,333
Benchmark Electronics, Inc.	39	1,171
CDW Corp.	239	42,621
Cognex Corp.	301	25,922
Coherent, Inc.*	46	11,960
Corning, Inc.	1,248	55,174
CTS Corp.	31	1,008
Daktronics, Inc.*	39	241
ePlus, Inc.*	28	2,810
Fabrinet (Thailand)*	69	5,908
FARO Technologies, Inc.*	31	2,351
FLIR Systems, Inc.	224	13,433
II-VI, Inc.*	175	11,750
Insight Enterprises, Inc.*	54	5,420
IPG Photonics Corp.*	63	13,678
Itron, Inc.*	85	7,645
Jabil, Inc.	224	11,742
Keysight Technologies, Inc.*	320	46,192
Knowles Corp.*	100	2,090
Littelfuse, Inc.	47	12,466
Methode Electronics, Inc.	51	2,291
National Instruments Corp.	216	8,945
OSI Systems, Inc.*	35	3,380
PC Connection, Inc.	15	680
Plexus Corp.*	44	4,067
Rogers Corp.*	32	6,267
Sanmina Corp.*	76	3,104
ScanSource, Inc.*	31	937
SYNNEX Corp.	70	8,484

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
TE Connectivity Ltd.	566	$76,110
Trimble, Inc.*	424	34,768
TTM Technologies, Inc.*	116	1,740
Vishay Intertechnology, Inc.	216	5,307
Vontier Corp.*	272	8,524
Zebra Technologies Corp. (Class A Stock)*	91	44,384
		579,361
Energy Equipment & Services 0.2%
Archrock, Inc.	208	1,943
Baker Hughes Co.	1,211	24,317
Bristow Group, Inc.*	8	212
ChampionX Corp.*	306	6,429
Core Laboratories NV	50	1,409
DMC Global, Inc.*	24	1,296
Dril-Quip, Inc.*	39	1,195
Halliburton Co.	1,469	28,734
Helix Energy Solutions Group, Inc.*	108	463
Helmerich & Payne, Inc.	177	4,536
Nabors Industries Ltd.*	14	1,132
NOV, Inc.*	579	8,656
Oceaneering International, Inc.*	93	1,000
Oil States International, Inc.*	54	303
Patterson-UTI Energy, Inc.	201	1,359
ProPetro Holding Corp.*	66	636
RPC, Inc.*	69	335
Schlumberger NV	2,325	62,891
US Silica Holdings, Inc.*	62	660
		147,506
Entertainment 1.8%
Activision Blizzard, Inc.	1,305	119,003
Cinemark Holdings, Inc.*	181	3,837
Electronic Arts, Inc.	493	70,046
Live Nation Entertainment, Inc.*	239	19,569
Marcus Corp. (The)*	15	300
Netflix, Inc.*	742	380,995
Take-Two Interactive Software, Inc.*	193	33,848

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Walt Disney Co. (The)*	3,038	$565,129
World Wrestling Entertainment, Inc. (Class A Stock)	85	4,684
		1,197,411
Equity Real Estate Investment Trusts (REITs) 2.8%
Acadia Realty Trust	85	1,776
Agree Realty Corp.	116	8,162
Alexander & Baldwin, Inc.	63	1,155
Alexandria Real Estate Equities, Inc.	212	38,393
American Assets Trust, Inc.	54	1,893
American Campus Communities, Inc.	216	9,765
American Tower Corp.	741	188,785
Apartment Income REIT Corp.	236	10,655
Armada Hoffler Properties, Inc.	27	368
AvalonBay Communities, Inc.	238	45,696
Boston Properties, Inc.	235	25,697
Brandywine Realty Trust	231	3,125
Brixmor Property Group, Inc.	471	10,522
Camden Property Trust	167	20,120
CareTrust REIT, Inc.	154	3,724
Centerspace	15	1,056
Chatham Lodging Trust*	19	264
Community Healthcare Trust, Inc.	46	2,342
CoreSite Realty Corp.	70	8,504
Corporate Office Properties Trust	185	5,187
Cousins Properties, Inc.	228	8,361
Crown Castle International Corp.	720	136,123
CyrusOne, Inc.	201	14,639
DiamondRock Hospitality Co.*	324	3,376
Digital Realty Trust, Inc.	478	73,760
Diversified Healthcare Trust	239	1,055
Douglas Emmett, Inc.	255	8,553
Duke Realty Corp.	610	28,377
Easterly Government Properties, Inc.	120	2,572
EastGroup Properties, Inc.	71	11,265
EPR Properties*	131	6,250
Equinix, Inc.	153	110,276
Equity Residential	574	42,608
Essential Properties Realty Trust, Inc.	185	4,845
Essex Property Trust, Inc.	110	31,957
Extra Space Storage, Inc.	231	34,347

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Federal Realty Investment Trust	126	$14,218
First Industrial Realty Trust, Inc.	208	10,352
Four Corners Property Trust, Inc.	116	3,349
Franklin Street Properties Corp.	131	692
GEO Group, Inc. (The)	120	661
Getty Realty Corp.	42	1,326
Global Net Lease, Inc.	147	2,822
Healthcare Realty Trust, Inc.	212	6,818
Healthpeak Properties, Inc.	895	30,734
Hersha Hospitality Trust*	15	173
Highwoods Properties, Inc.	170	7,614
Host Hotels & Resorts, Inc.*	1,134	20,593
Hudson Pacific Properties, Inc.	239	6,718
Independence Realty Trust, Inc.	108	1,819
Industrial Logistics Properties Trust	77	1,910
Innovative Industrial Properties, Inc.	41	7,508
Iron Mountain, Inc.	471	18,897
iStar, Inc.	93	1,721
JBG SMITH Properties	154	5,022
Kilroy Realty Corp.	170	11,652
Kimco Realty Corp.	718	15,078
Kite Realty Group Trust	131	2,726
Lamar Advertising Co. (Class A Stock)	154	15,252
Lexington Realty Trust	417	5,104
Life Storage, Inc.	137	13,160
LTC Properties, Inc.	46	1,956
Macerich Co. (The)	134	1,848
Mack-Cali Realty Corp.	100	1,636
Medical Properties Trust, Inc.	964	21,256
Mid-America Apartment Communities, Inc.	196	30,837
National Retail Properties, Inc.	289	13,415
National Storage Affiliates Trust	108	4,908
NexPoint Residential Trust, Inc.	31	1,555
Office Properties Income Trust	49	1,360
Omega Healthcare Investors, Inc.	370	14,060
Park Hotels & Resorts, Inc.*	370	8,255
Pebblebrook Hotel Trust	208	4,967
Physicians Realty Trust	324	6,069
PotlatchDeltic Corp.	118	7,005
Prologis, Inc.	1,230	143,332
PS Business Parks, Inc.	33	5,358
Public Storage	260	73,102

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Rayonier, Inc.	208	$7,546
Realty Income Corp.	622	43,011
Regency Centers Corp.	271	17,252
Retail Opportunity Investments Corp.	193	3,397
Retail Properties of America, Inc. (Class A Stock)	270	3,167
Rexford Industrial Realty, Inc.	208	11,554
RPT Realty	62	788
Sabra Health Care REIT, Inc.	334	6,069
Safehold, Inc.	31	2,192
Saul Centers, Inc.	8	345
SBA Communications Corp.	186	55,748
Service Properties Trust	185	2,278
Simon Property Group, Inc.	551	67,079
SITE Centers Corp.	278	4,101
SL Green Realty Corp.	128	9,473
Spirit Realty Capital, Inc.	170	8,082
STORE Capital Corp.	370	13,242
Summit Hotel Properties, Inc.*	73	742
Tanger Factory Outlet Centers, Inc.	100	1,745
UDR, Inc.	482	22,389
Uniti Group, Inc.	309	3,523
Universal Health Realty Income Trust	20	1,339
Urban Edge Properties	116	2,187
Urstadt Biddle Properties, Inc. (Class A Stock)	15	273
Ventas, Inc.	607	33,664
Vornado Realty Trust	230	10,523
Washington Real Estate Investment Trust	100	2,322
Weingarten Realty Investors	193	6,242
Welltower, Inc.	693	51,996
Weyerhaeuser Co.	1,218	47,222
Whitestone REIT	23	225
Xenia Hotels & Resorts, Inc.*	185	3,595
		1,895,702
Food & Staples Retailing 1.2%
Andersons, Inc. (The)	25	718
BJ’s Wholesale Club Holdings, Inc.*	216	9,649
Casey’s General Stores, Inc.	62	13,776
Chefs’ Warehouse, Inc. (The)*	23	741
Costco Wholesale Corp.	743	276,463
Grocery Outlet Holding Corp.*	139	5,614

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Kroger Co. (The)	1,232	$45,017
PriceSmart, Inc.	46	3,866
SpartanNash Co.	15	290
Sprouts Farmers Market, Inc.*	185	4,738
Sysco Corp.	858	72,698
United Natural Foods, Inc.*	93	3,428
Walgreens Boots Alliance, Inc.	1,177	62,499
Walmart, Inc.	2,311	323,332
		822,829
Food Products 1.0%
Archer-Daniels-Midland Co.	941	59,405
B&G Foods, Inc.	105	3,064
Calavo Growers, Inc.	23	1,797
Cal-Maine Foods, Inc.	41	1,532
Campbell Soup Co.	307	14,659
Conagra Brands, Inc.	807	29,932
Darling Ingredients, Inc.*	270	18,752
Flowers Foods, Inc.	293	7,020
Fresh Del Monte Produce, Inc.	39	1,100
General Mills, Inc.	1,026	62,442
Hain Celestial Group, Inc. (The)*	123	5,044
Hershey Co. (The)	251	41,239
Hormel Foods Corp.	438	20,236
Ingredion, Inc.	114	10,649
J & J Snack Foods Corp.	26	4,280
J.M. Smucker Co. (The)	194	25,412
John B. Sanfilippo & Son, Inc.	23	2,022
Kellogg Co.	424	26,466
Kraft Heinz Co. (The)	1,046	43,189
Lamb Weston Holdings, Inc.	247	19,884
Lancaster Colony Corp.	35	6,465
McCormick & Co., Inc.	417	37,680
Mondelez International, Inc. (Class A Stock)	2,351	142,964
Pilgrim’s Pride Corp.*	62	1,486
Post Holdings, Inc.*	108	12,288
Sanderson Farms, Inc.	32	5,265
Seneca Foods Corp. (Class A Stock)*	12	553
Simply Good Foods Co. (The)*	139	4,802
Tootsie Roll Industries, Inc.	15	474

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
TreeHouse Foods, Inc.*	99	$4,712
Tyson Foods, Inc. (Class A Stock)	483	37,408
		652,221
Gas Utilities 0.1%
Atmos Energy Corp.	208	21,547
Chesapeake Utilities Corp.	39	4,622
National Fuel Gas Co.	139	6,903
New Jersey Resources Corp.	162	6,796
Northwest Natural Holding Co.	43	2,318
ONE Gas, Inc.	97	7,806
South Jersey Industries, Inc.	162	4,009
Southwest Gas Holdings, Inc.	97	6,763
Spire, Inc.	89	6,705
UGI Corp.	339	14,818
		82,287
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	2,964	355,917
ABIOMED, Inc.*	79	25,338
Align Technology, Inc.*	122	72,655
AngioDynamics, Inc.*	23	559
Avanos Medical, Inc.*	62	2,679
Baxter International, Inc.	836	71,637
Becton, Dickinson & Co.	485	120,673
Boston Scientific Corp.*	2,344	102,198
Cantel Medical Corp.*	69	6,066
Cardiovascular Systems, Inc.*	69	2,782
CONMED Corp.	54	7,611
Cooper Cos., Inc. (The)	85	34,926
CryoLife, Inc.*	23	671
Cutera, Inc.*	8	240
Danaher Corp.	1,060	269,176
Dentsply Sirona, Inc.	363	24,506
Dexcom, Inc.*	162	62,548
Edwards Lifesciences Corp.*	1,045	99,818
Envista Holdings Corp.*	270	11,686
Glaukos Corp.*	85	8,004
Globus Medical, Inc. (Class A Stock)*	125	8,971
Haemonetics Corp.*	85	5,717

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Heska Corp.*	21	$3,836
Hill-Rom Holdings, Inc.	116	12,785
Hologic, Inc.*	440	28,842
ICU Medical, Inc.*	39	8,122
IDEXX Laboratories, Inc.*	145	79,603
Inogen, Inc.*	20	1,308
Integer Holdings Corp.*	62	5,821
Integra LifeSciences Holdings Corp.*	120	8,890
Intuitive Surgical, Inc.*	201	173,865
Invacare Corp.*	31	280
Lantheus Holdings, Inc.*	108	2,560
LeMaitre Vascular, Inc.	13	682
LivaNova PLC*	89	7,553
Masimo Corp.*	90	20,940
Medtronic PLC	2,253	294,963
Meridian Bioscience, Inc.*	34	666
Merit Medical Systems, Inc.*	89	5,660
Mesa Laboratories, Inc.	8	1,989
Natus Medical, Inc.*	31	792
Neogen Corp.*	87	8,353
NuVasive, Inc.*	89	6,359
OraSure Technologies, Inc.*	104	952
Orthofix Medical, Inc.*	23	1,020
Penumbra, Inc.*	58	17,747
Quidel Corp.*	69	7,230
ResMed, Inc.	244	45,865
STAAR Surgical Co.*	85	11,646
STERIS PLC	149	31,442
Stryker Corp.	547	143,659
Surmodics, Inc.*	15	802
Tactile Systems Technology, Inc.*	32	1,834
Teleflex, Inc.	79	33,376
Varex Imaging Corp.*	30	712
West Pharmaceutical Services, Inc.	127	41,722
Zimmer Biomet Holdings, Inc.	355	62,892
Zynex, Inc.*	15	222
		2,369,368
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	143	8,712
Addus HomeCare Corp.*	29	3,068

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Amedisys, Inc.*	59	$15,921
AmerisourceBergen Corp.	244	29,475
AMN Healthcare Services, Inc.*	85	6,740
Anthem, Inc.	412	156,309
Cardinal Health, Inc.	486	29,325
Centene Corp.*	953	58,838
Chemed Corp.	29	13,822
Cigna Corp.	587	146,169
Community Health Systems, Inc.*	177	1,973
CorVel Corp.*	19	2,223
Covetrus, Inc.*	156	4,469
Cross Country Healthcare, Inc.*	23	306
CVS Health Corp.	2,189	167,240
DaVita, Inc.*	123	14,333
Encompass Health Corp.	170	14,426
Ensign Group, Inc. (The)	93	7,984
Fulgent Genetics, Inc.*	39	3,004
Hanger, Inc.*	46	1,147
HCA Healthcare, Inc.	447	89,874
HealthEquity, Inc.*	131	9,952
Henry Schein, Inc.*	238	17,255
Humana, Inc.	215	95,727
Laboratory Corp. of America Holdings*	166	44,134
LHC Group, Inc.*	53	11,038
Magellan Health, Inc.*	34	3,203
McKesson Corp.	271	50,829
MEDNAX, Inc.*	100	2,632
ModivCare, Inc.*	20	2,802
Molina Healthcare, Inc.*	100	25,510
Owens & Minor, Inc.	108	3,898
Patterson Cos., Inc.	111	3,567
Pennant Group, Inc. (The)*	54	2,183
Progyny, Inc.*	62	3,528
Quest Diagnostics, Inc.	235	30,992
R1 RCM, Inc.*	177	4,829
RadNet, Inc.*	46	1,028
Select Medical Holdings Corp.*	170	6,412
Tenet Healthcare Corp.*	170	10,074
Tivity Health, Inc.*	43	1,040
UnitedHealth Group, Inc.	1,581	630,503

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	139	$20,629
US Physical Therapy, Inc.	31	3,486
		1,760,609
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	231	3,595
Cerner Corp.	525	39,401
Computer Programs & Systems, Inc.	15	450
HealthStream, Inc.*	15	363
NextGen Healthcare, Inc.*	85	1,556
Omnicell, Inc.*	82	11,892
Simulations Plus, Inc.	23	1,452
Tabula Rasa HealthCare, Inc.*	31	1,474
		60,183
Hotels, Restaurants & Leisure 2.1%
BJ’s Restaurants, Inc.*	46	2,806
Bloomin’ Brands, Inc.*	100	3,160
Booking Holdings, Inc.*	69	170,160
Boyd Gaming Corp.*	125	8,269
Brinker International, Inc.*	85	5,706
Caesars Entertainment, Inc.*	355	34,733
Carnival Corp.*	1,327	37,103
Cheesecake Factory, Inc. (The)*	55	3,442
Chipotle Mexican Grill, Inc.*	47	70,125
Choice Hotels International, Inc.*	54	6,145
Churchill Downs, Inc.	59	12,479
Chuy’s Holdings, Inc.*	15	733
Cracker Barrel Old Country Store, Inc.	38	6,364
Darden Restaurants, Inc.	224	32,865
Dave & Buster’s Entertainment, Inc.*	77	3,516
Dine Brands Global, Inc.*	23	2,223
Domino’s Pizza, Inc.	68	28,719
El Pollo Loco Holdings, Inc.*	24	407
Expedia Group, Inc.*	232	40,885
Fiesta Restaurant Group, Inc.*	23	339
Hilton Worldwide Holdings, Inc.*	473	60,875
Jack in the Box, Inc.	39	4,705
Las Vegas Sands Corp.*	533	32,652
Marriott International, Inc. (Class A Stock)*	451	66,983

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott Vacations Worldwide Corp.*	74	$13,145
McDonald’s Corp.	1,246	294,156
MGM Resorts International	673	27,405
Monarch Casino & Resort, Inc.*	15	1,131
Norwegian Cruise Line Holdings Ltd.*	606	18,816
Papa John’s International, Inc.	59	5,706
Penn National Gaming, Inc.*	255	22,726
Red Robin Gourmet Burgers, Inc.*	8	291
Royal Caribbean Cruises Ltd.*	370	32,171
Ruth’s Hospitality Group, Inc.*	23	601
Scientific Games Corp.*	100	5,852
Shake Shack, Inc. (Class A Stock)*	60	6,525
Six Flags Entertainment Corp.*	131	6,154
Starbucks Corp.	1,970	225,545
Texas Roadhouse, Inc.*	116	12,414
Travel + Leisure Co.	147	9,486
Wendy’s Co. (The)	262	5,913
Wingstop, Inc.	52	8,237
Wyndham Hotels & Resorts, Inc.	154	11,259
Wynn Resorts Ltd.*	184	23,626
Yum! Brands, Inc.	495	59,162
		1,425,715
Household Durables 0.6%
Cavco Industries, Inc.*	19	3,979
Century Communities, Inc.*	54	3,993
D.R. Horton, Inc.	555	54,551
Ethan Allen Interiors, Inc.	15	431
Garmin Ltd.	252	34,584
Helen of Troy Ltd.*	46	9,716
Installed Building Products, Inc.	37	4,982
iRobot Corp.*	50	5,440
KB Home	147	7,090
La-Z-Boy, Inc.	62	2,757
Leggett & Platt, Inc.	201	9,984
Lennar Corp. (Class A Stock)	457	47,345
LGI Homes, Inc.*	40	6,631
M/I Homes, Inc.*	59	4,113
MDC Holdings, Inc.	97	5,690
Meritage Homes Corp.*	69	7,341
Mohawk Industries, Inc.*	106	21,783

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Newell Brands, Inc.	614	$16,553
NVR, Inc.*	6	30,109
PulteGroup, Inc.	447	26,427
Taylor Morrison Home Corp.*	201	6,273
Tempur Sealy International, Inc.	284	10,832
Toll Brothers, Inc.	185	11,599
TopBuild Corp.*	56	12,453
Tri Pointe Homes, Inc.*	134	3,192
Tupperware Brands Corp.*	62	1,511
Universal Electronics, Inc.*	23	1,308
Whirlpool Corp.	105	24,827
		375,494
Household Products 1.2%
Central Garden & Pet Co.*	15	812
Central Garden & Pet Co. (Class A Stock)*	68	3,350
Church & Dwight Co., Inc.	414	35,496
Clorox Co. (The)	218	39,785
Colgate-Palmolive Co.	1,427	115,159
Energizer Holdings, Inc.	105	5,177
Kimberly-Clark Corp.	565	75,326
Procter & Gamble Co. (The)	4,120	549,690
WD-40 Co.	25	6,219
		831,014
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	1,103	30,685
Industrial Conglomerates 1.1%
3M Co.	974	192,014
Carlisle Cos., Inc.	89	17,057
General Electric Co.	14,624	191,867
Honeywell International, Inc.	1,170	260,957
Raven Industries, Inc.	39	1,584
Roper Technologies, Inc.	178	79,466
		742,945
Insurance 2.0%
Aflac, Inc.	1,063	57,115

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Alleghany Corp.*	25	$16,974
Allstate Corp. (The)	509	64,541
Ambac Financial Group, Inc.*	42	720
American Equity Investment Life Holding Co.	139	4,306
American Financial Group, Inc.	122	14,989
American International Group, Inc.	1,435	69,526
AMERISAFE, Inc.	26	1,614
Aon PLC (Class A Stock)	380	95,547
Arthur J. Gallagher & Co.	332	48,123
Assurant, Inc.	100	15,560
Assured Guaranty Ltd.	131	6,661
Brighthouse Financial, Inc.*	139	6,504
Brown & Brown, Inc.	386	20,527
Chubb Ltd.	753	129,207
Cincinnati Financial Corp.	258	29,071
CNO Financial Group, Inc.	224	5,719
eHealth, Inc.*	46	3,254
Employers Holdings, Inc.	28	1,133
Everest Re Group Ltd.	66	18,279
First American Financial Corp.	185	11,933
Genworth Financial, Inc. (Class A Stock)*	617	2,665
Globe Life, Inc.	167	17,116
Hanover Insurance Group, Inc. (The)	68	9,405
Hartford Financial Services Group, Inc. (The)	580	38,257
HCI Group, Inc.	11	808
Horace Mann Educators Corp.	77	3,088
James River Group Holdings Ltd.	58	2,732
Kemper Corp.	101	7,884
Kinsale Capital Group, Inc.	39	6,786
Lincoln National Corp.	293	18,790
Loews Corp.	367	20,460
Marsh & McLennan Cos., Inc.	855	116,024
Mercury General Corp.	54	3,363
MetLife, Inc.	1,258	80,047
Old Republic International Corp.	424	10,439
Palomar Holdings, Inc.*	39	2,744
Primerica, Inc.	69	11,024
Principal Financial Group, Inc.	432	27,592
ProAssurance Corp.	69	1,725
Progressive Corp. (The)	986	99,330
Prudential Financial, Inc.(g)	671	67,342
Reinsurance Group of America, Inc.	125	16,316

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)	84	$14,180
RLI Corp.	77	8,582
Safety Insurance Group, Inc.	22	1,805
Selective Insurance Group, Inc.	100	7,614
SiriusPoint Ltd. (Bermuda)*	69	730
Stewart Information Services Corp.	49	2,874
Travelers Cos., Inc. (The)	421	65,112
Trupanion, Inc.*	62	5,028
United Fire Group, Inc.	27	817
United Insurance Holdings Corp.	23	129
Universal Insurance Holdings, Inc.	39	544
Unum Group	312	8,817
W.R. Berkley Corp.	241	19,213
Willis Towers Watson PLC	221	57,208
		1,377,893
Interactive Media & Services 5.5%
Alphabet, Inc. (Class A Stock)*	503	1,183,810
Alphabet, Inc. (Class C Stock)*	482	1,161,678
Facebook, Inc. (Class A Stock)*	4,021	1,307,147
QuinStreet, Inc.*	54	1,095
TripAdvisor, Inc.*	154	7,258
Twitter, Inc.*	1,342	74,105
Yelp, Inc.*	93	3,655
		3,738,748
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.*	716	2,482,673
eBay, Inc.	1,066	59,472
Etsy, Inc.*	216	42,939
Grubhub, Inc.*	154	10,478
Liquidity Services, Inc.*	39	699
PetMed Express, Inc.	15	442
Shutterstock, Inc.	39	3,400
Stamps.com, Inc.*	33	6,777
		2,606,880
IT Services 4.8%
Accenture PLC (Class A Stock)	1,061	307,658

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Akamai Technologies, Inc.*	278	$30,219
Alliance Data Systems Corp.	89	10,489
Automatic Data Processing, Inc.	719	134,446
BM Technologies, Inc.(original cost $38; purchased 12/17/20)*^(f)	3	27
Broadridge Financial Solutions, Inc.	199	31,567
Cardtronics PLC (Class A Stock)*	65	2,525
Cognizant Technology Solutions Corp. (Class A Stock)	895	71,958
Concentrix Corp.*	70	10,877
CSG Systems International, Inc.	39	1,794
DXC Technology Co.*	396	13,032
EVERTEC, Inc. (Puerto Rico)	77	3,072
ExlService Holdings, Inc.*	65	6,005
Fidelity National Information Services, Inc.	1,045	159,780
Fiserv, Inc.*	964	115,796
FleetCor Technologies, Inc.*	146	42,007
Gartner, Inc.*	154	30,165
Genpact Ltd.	300	14,259
Global Payments, Inc.	493	105,812
International Business Machines Corp.	1,501	212,962
Jack Henry & Associates, Inc.	131	21,331
LiveRamp Holdings, Inc.*	108	5,290
Mastercard, Inc. (Class A Stock)	1,469	561,246
MAXIMUS, Inc.	108	9,897
Paychex, Inc.	543	52,937
PayPal Holdings, Inc.*	1,963	514,875
Perficient, Inc.*	46	3,018
Perspecta, Inc.	217	6,352
Sabre Corp.*	490	7,340
Sykes Enterprises, Inc.*	62	2,717
TTEC Holdings, Inc.	31	3,154
Unisys Corp.*	100	2,400
VeriSign, Inc.*	171	37,410
Visa, Inc. (Class A Stock)(a)	2,834	661,909
Western Union Co. (The)	664	17,105
WEX, Inc.*	79	16,212
		3,227,643
Leisure Products 0.1%
Brunswick Corp.	131	14,034
Callaway Golf Co.	147	4,256

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Hasbro, Inc.	224	$22,277
Mattel, Inc.*	548	11,760
Polaris, Inc.	102	14,283
Sturm Ruger & Co., Inc.	26	1,688
Vista Outdoor, Inc.*	69	2,250
YETI Holdings, Inc.*	131	11,190
		81,738
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	509	68,023
Bio-Rad Laboratories, Inc. (Class A Stock)*	39	24,575
Bio-Techne Corp.	67	28,642
Charles River Laboratories International, Inc.*	85	28,258
Illumina, Inc.*	248	97,424
IQVIA Holdings, Inc.*	318	74,632
Luminex Corp.	64	2,348
Medpace Holdings, Inc.*	46	7,805
Mettler-Toledo International, Inc.*	40	52,533
NeoGenomics, Inc.*	177	8,671
PerkinElmer, Inc.	199	25,797
PRA Health Sciences, Inc.*	110	18,358
Repligen Corp.*	85	17,995
Syneos Health, Inc.*	139	11,794
Thermo Fisher Scientific, Inc.	660	310,352
Waters Corp.*	105	31,486
		808,693
Machinery 2.0%
AGCO Corp.	108	15,759
Alamo Group, Inc.	19	2,988
Albany International Corp. (Class A Stock)	46	4,105
Astec Industries, Inc.	39	2,925
Barnes Group, Inc.	69	3,444
Caterpillar, Inc.	918	209,405
Chart Industries, Inc.*	58	9,317
CIRCOR International, Inc.*	35	1,203
Colfax Corp.*	177	7,999
Crane Co.	88	8,277
Cummins, Inc.	252	63,514
Deere & Co.	528	195,809

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Donaldson Co., Inc.	216	$13,582
Dover Corp.	248	36,999
Enerpac Tool Group Corp.	100	2,660
EnPro Industries, Inc.	31	2,655
ESCO Technologies, Inc.	46	5,003
Federal Signal Corp.	108	4,474
Flowserve Corp.	208	8,245
Fortive Corp.	569	40,297
Franklin Electric Co., Inc.	72	5,851
Graco, Inc.	290	22,272
Greenbrier Cos., Inc. (The)	62	2,929
Hillenbrand, Inc.	127	6,234
IDEX Corp.	128	28,698
Illinois Tool Works, Inc.	480	110,621
Ingersoll Rand, Inc.*	600	29,646
ITT, Inc.	147	13,864
John Bean Technologies Corp.	54	7,851
Kennametal, Inc.	131	5,261
Lincoln Electric Holdings, Inc.	103	13,189
Lindsay Corp.	19	3,150
Lydall, Inc.*	8	295
Meritor, Inc.*	85	2,298
Middleby Corp. (The)*	93	16,863
Mueller Industries, Inc.	100	4,487
Nordson Corp.	93	19,661
Oshkosh Corp.	114	14,185
Otis Worldwide Corp.	671	52,251
PACCAR, Inc.	579	52,040
Parker-Hannifin Corp.	219	68,724
Pentair PLC	285	18,385
Proto Labs, Inc.*	44	4,931
Snap-on, Inc.	96	22,810
SPX Corp.*	85	5,156
SPX FLOW, Inc.	77	5,127
Standex International Corp.	19	1,802
Stanley Black & Decker, Inc.	273	56,448
Tennant Co.	39	3,077
Terex Corp.	116	5,451
Timken Co. (The)	123	10,316
Titan International, Inc.*	32	345
Toro Co. (The)	185	21,201
Trinity Industries, Inc.	108	2,985

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Wabash National Corp.	85	$1,497
Watts Water Technologies, Inc. (Class A Stock)	50	6,227
Westinghouse Air Brake Technologies Corp.	296	24,293
Woodward, Inc.	100	12,501
Xylem, Inc.	304	33,638
		1,355,220
Marine 0.0%
Kirby Corp.*	110	7,007
Matson, Inc.	77	5,030
		12,037
Media 1.2%
AMC Networks, Inc. (Class A Stock)*	32	1,609
Cable One, Inc.	9	16,110
Charter Communications, Inc. (Class A Stock)*	236	158,934
Comcast Corp. (Class A Stock)	7,639	428,930
Discovery, Inc. (Class A Stock)*	270	10,168
Discovery, Inc. (Class C Stock)*	436	14,087
DISH Network Corp. (Class A Stock)*	386	17,289
EW Scripps Co. (The) (Class A Stock)	93	2,011
Fox Corp. (Class A Stock)	548	20,506
Fox Corp. (Class B Stock)	255	9,277
Gannett Co., Inc.*	81	368
Interpublic Group of Cos., Inc. (The)	633	20,098
John Wiley & Sons, Inc. (Class A Stock)	77	4,384
Meredith Corp.*	46	1,431
New York Times Co. (The) (Class A Stock)	239	10,853
News Corp. (Class A Stock)	633	16,581
News Corp. (Class B Stock)	193	4,692
Omnicom Group, Inc.	350	28,791
Scholastic Corp.	23	698
TechTarget, Inc.*	46	3,528
TEGNA, Inc.	339	6,800
ViacomCBS, Inc. (Class B Stock)	973	39,912
		817,057
Metals & Mining 0.5%
Allegheny Technologies, Inc.*	204	4,745

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Arconic Corp.*	160	$4,576
Carpenter Technology Corp.	62	2,348
Century Aluminum Co.*	31	485
Cleveland-Cliffs, Inc.*	707	12,627
Commercial Metals Co.	177	5,172
Compass Minerals International, Inc.	46	3,124
Freeport-McMoRan, Inc.	2,413	90,994
Haynes International, Inc.	12	351
Kaiser Aluminum Corp.	35	4,216
Materion Corp.	28	1,983
Newmont Corp.	1,320	82,381
Nucor Corp.	506	41,624
Olympic Steel, Inc.	15	436
Reliance Steel & Aluminum Co.	108	17,314
Royal Gold, Inc.	106	11,857
Steel Dynamics, Inc.	339	18,381
SunCoke Energy, Inc.	31	209
TimkenSteel Corp.*	23	276
United States Steel Corp.	417	9,595
Warrior Met Coal, Inc.	62	983
Worthington Industries, Inc.	62	4,046
		317,723
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	177	2,692
ARMOUR Residential REIT, Inc.	39	485
Capstead Mortgage Corp.	31	201
Granite Point Mortgage Trust, Inc.	46	609
Invesco Mortgage Capital, Inc.	209	815
KKR Real Estate Finance Trust, Inc.	31	654
New York Mortgage Trust, Inc.	629	2,887
PennyMac Mortgage Investment Trust	108	2,166
Ready Capital Corp.	40	580
Redwood Trust, Inc.	100	1,111
		12,200
Multiline Retail 0.5%
Big Lots, Inc.	46	3,171
Dollar General Corp.	417	89,551
Dollar Tree, Inc.*	400	45,960

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Kohl’s Corp.	270	$15,838
Macy’s, Inc.*	494	8,191
Nordstrom, Inc.*	174	6,382
Ollie’s Bargain Outlet Holdings, Inc.*	100	9,227
Target Corp.	844	174,927
		353,247
Multi-Utilities 0.7%
Ameren Corp.	424	35,972
Avista Corp.	83	3,820
Black Hills Corp.	116	8,002
CenterPoint Energy, Inc.	921	22,555
CMS Energy Corp.	478	30,778
Consolidated Edison, Inc.	580	44,898
Dominion Energy, Inc.	1,340	107,066
DTE Energy Co.	325	45,507
MDU Resources Group, Inc.	301	10,071
NiSource, Inc.	625	16,263
NorthWestern Corp.	93	6,327
Public Service Enterprise Group, Inc.	826	52,170
Sempra Energy	509	70,023
Unitil Corp.	20	1,153
WEC Energy Group, Inc.	520	50,528
		505,133
Oil, Gas & Consumable Fuels 2.3%
Antero Midstream Corp.	363	3,136
APA Corp.	625	12,500
Bonanza Creek Energy, Inc.*	23	761
Cabot Oil & Gas Corp.	664	11,069
Callon Petroleum Co.*	49	1,832
Chevron Corp.	3,223	332,195
Cimarex Energy Co.	167	11,055
CNX Resources Corp.*	363	4,872
ConocoPhillips	2,251	115,116
CONSOL Energy, Inc.*	50	439
Devon Energy Corp.	978	22,866
Diamondback Energy, Inc.	307	25,091
Dorian LPG Ltd.*	31	412
EOG Resources, Inc.	987	72,683

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.*	409	$7,812
Equitrans Midstream Corp.	551	4,496
Exxon Mobil Corp.	7,073	404,859
Green Plains, Inc.*	31	924
Hess Corp.	451	33,604
HollyFrontier Corp.	247	8,645
Kinder Morgan, Inc.	3,240	55,242
Laredo Petroleum, Inc.*	6	243
Marathon Oil Corp.	1,312	14,773
Marathon Petroleum Corp.	1,090	60,659
Matador Resources Co.	181	4,762
Murphy Oil Corp.	239	4,046
Occidental Petroleum Corp.	1,396	35,403
ONEOK, Inc.	726	37,999
Par Pacific Holdings, Inc.*	15	228
PBF Energy, Inc. (Class A Stock)*	112	1,588
PDC Energy, Inc.*	160	5,842
Penn Virginia Corp.*	15	204
Phillips 66	738	59,712
Pioneer Natural Resources Co.	346	53,225
Range Resources Corp.*	393	3,859
Renewable Energy Group, Inc.*	69	3,831
REX American Resources Corp.*	5	404
SM Energy Co.	174	2,749
Southwestern Energy Co.*	1,042	4,449
Talos Energy, Inc.*	23	257
Valero Energy Corp.	693	51,254
Williams Cos., Inc. (The)	1,962	47,794
World Fuel Services Corp.	108	3,340
		1,526,230
Paper & Forest Products 0.0%
Clearwater Paper Corp.*	39	1,305
Domtar Corp.*	69	2,720
Glatfelter Corp.	15	221
Louisiana-Pacific Corp.	185	12,188
Mercer International, Inc. (Germany)	46	758
Neenah, Inc.	31	1,648
Schweitzer-Mauduit International, Inc.	46	2,101
		20,941

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Personal Products 0.2%
Coty, Inc. (Class A Stock)*	471	$4,715
Edgewell Personal Care Co.	93	3,553
elf Beauty, Inc.*	62	1,875
Estee Lauder Cos., Inc. (The) (Class A Stock)	384	120,499
Inter Parfums, Inc.	35	2,576
Medifast, Inc.	22	4,996
Nu Skin Enterprises, Inc. (Class A Stock)	75	3,964
USANA Health Sciences, Inc.*	23	2,070
		144,248
Pharmaceuticals 3.1%
Amphastar Pharmaceuticals, Inc.*	15	261
ANI Pharmaceuticals, Inc.*	8	266
Bristol-Myers Squibb Co.	3,747	233,888
Cara Therapeutics, Inc.*	69	894
Catalent, Inc.*	282	31,717
Collegium Pharmaceutical, Inc.*	54	1,204
Corcept Therapeutics, Inc.*	162	3,692
Eli Lilly & Co.	1,331	243,267
Endo International PLC*	370	2,120
Innoviva, Inc.*	54	618
Jazz Pharmaceuticals PLC*	100	16,440
Johnson & Johnson	4,396	715,361
Lannett Co., Inc.*	15	66
Merck & Co., Inc.	4,230	315,135
Nektar Therapeutics*	262	5,138
Pacira BioSciences, Inc.*	69	4,359
Perrigo Co. PLC	208	8,659
Pfizer, Inc.	9,310	359,831
Phibro Animal Health Corp. (Class A Stock)	15	368
Prestige Consumer Healthcare, Inc.*	93	4,051
Supernus Pharmaceuticals, Inc.*	54	1,644
Viatris, Inc.*	1,900	25,270
Zoetis, Inc.	795	137,559
		2,111,808
Professional Services 0.5%
ASGN, Inc.*	93	9,782
CACI International, Inc. (Class A Stock)*	43	10,959
CoreLogic, Inc.	131	10,441

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Equifax, Inc.	204	$46,763
Exponent, Inc.	93	8,959
Forrester Research, Inc.*	12	521
FTI Consulting, Inc.*	54	7,498
Heidrick & Struggles International, Inc.	15	634
IHS Markit Ltd.	633	68,098
Insperity, Inc.	69	6,040
Jacobs Engineering Group, Inc.	216	28,860
KBR, Inc.	224	8,861
Kelly Services, Inc. (Class A Stock)*	15	376
Korn Ferry	100	6,789
Leidos Holdings, Inc.	224	22,687
ManpowerGroup, Inc.	103	12,452
ManTech International Corp. (Class A Stock)	43	3,670
Nielsen Holdings PLC	594	15,236
Resources Connection, Inc.	23	324
Robert Half International, Inc.	181	15,857
Science Applications International Corp.	107	9,568
TrueBlue, Inc.*	19	538
Verisk Analytics, Inc.	273	51,379
		346,292
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	571	48,649
Jones Lang LaSalle, Inc.*	89	16,724
Marcus & Millichap, Inc.*	23	812
RE/MAX Holdings, Inc. (Class A Stock)	15	551
Realogy Holdings Corp.*	123	2,126
St. Joe Co. (The)	62	2,839
		71,701
Road & Rail 1.0%
ArcBest Corp.	41	2,983
Avis Budget Group, Inc.*	93	8,334
CSX Corp.	1,286	129,565
Heartland Express, Inc.	31	576
J.B. Hunt Transport Services, Inc.	147	25,095
Kansas City Southern	154	45,000
Knight-Swift Transportation Holdings, Inc.	204	9,613
Landstar System, Inc.	69	11,887

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Marten Transport Ltd.	38	$635
Norfolk Southern Corp.	424	118,398
Old Dominion Freight Line, Inc.	162	41,765
Ryder System, Inc.	93	7,425
Saia, Inc.*	46	10,787
Union Pacific Corp.	1,120	248,741
Werner Enterprises, Inc.	79	3,652
		664,456
Semiconductors & Semiconductor Equipment 5.0%
Advanced Energy Industries, Inc.	66	7,280
Advanced Micro Devices, Inc.*	2,025	165,280
Amkor Technology, Inc.	154	3,114
Analog Devices, Inc.	623	95,419
Applied Materials, Inc.	1,540	204,373
Axcelis Technologies, Inc.*	62	2,575
Broadcom, Inc.	685	312,497
Brooks Automation, Inc.	123	12,464
CEVA, Inc.*	43	2,384
Cirrus Logic, Inc.*	100	7,441
CMC Materials, Inc.	48	8,805
Cohu, Inc.*	81	3,241
Cree, Inc.*	203	20,182
Diodes, Inc.*	77	5,914
DSP Group, Inc.*	31	431
Enphase Energy, Inc.*	216	30,078
First Solar, Inc.*	147	11,250
FormFactor, Inc.*	135	5,285
Ichor Holdings Ltd.*	54	3,012
Intel Corp.	6,786	390,399
KLA Corp.	259	81,676
Kulicke & Soffa Industries, Inc. (Singapore)	100	5,685
Lam Research Corp.	241	149,528
Lattice Semiconductor Corp.*	231	11,622
Maxim Integrated Products, Inc.	455	42,770
MaxLinear, Inc.*	108	3,887
Microchip Technology, Inc.	448	67,330
Micron Technology, Inc.*	1,861	160,176
MKS Instruments, Inc.	96	17,194
Monolithic Power Systems, Inc.	73	26,381
NVIDIA Corp.	1,036	621,994

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NXP Semiconductors NV (Netherlands)	461	$88,747
Onto Innovation, Inc.*	88	6,030
PDF Solutions, Inc.*	23	408
Photronics, Inc.*	46	584
Power Integrations, Inc.	97	8,033
Qorvo, Inc.*	196	36,881
QUALCOMM, Inc.	1,895	263,026
Rambus, Inc.*	185	3,511
Semtech Corp.*	108	7,316
Silicon Laboratories, Inc.*	85	11,981
Skyworks Solutions, Inc.	278	50,410
SMART Global Holdings, Inc.*	15	692
SolarEdge Technologies, Inc.*	92	24,246
Synaptics, Inc.*	69	9,651
Teradyne, Inc.	281	35,147
Texas Instruments, Inc.	1,542	278,346
Ultra Clean Holdings, Inc.*	73	3,728
Universal Display Corp.	77	17,224
Veeco Instruments, Inc.*	81	1,864
Xilinx, Inc.	412	52,719
		3,380,211
Software 7.7%
8x8, Inc.*	170	5,591
ACI Worldwide, Inc.*	177	6,687
Adobe, Inc.*	802	407,689
Agilysys, Inc.*	31	1,563
Alarm.com Holdings, Inc.*	85	7,629
ANSYS, Inc.*	148	54,118
Autodesk, Inc.*	376	109,758
Blackbaud, Inc.*	86	6,116
Bottomline Technologies DE, Inc.*	69	3,351
Cadence Design Systems, Inc.*	471	62,064
CDK Global, Inc.	208	11,147
Ceridian HCM Holding, Inc.*	216	20,408
Citrix Systems, Inc.	208	25,761
CommVault Systems, Inc.*	83	5,769
Ebix, Inc.	22	662
Fair Isaac Corp.*	52	27,113
Fortinet, Inc.*	231	47,177
InterDigital, Inc.	46	3,193

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Intuit, Inc.	462	$190,418
J2 Global, Inc.*	70	8,470
LivePerson, Inc.*	108	5,902
Manhattan Associates, Inc.*	108	14,822
Microsoft Corp.	12,610	3,179,990
MicroStrategy, Inc. (Class A Stock)*	16	10,514
NortonLifeLock, Inc.	972	21,005
OneSpan, Inc.*	23	617
Oracle Corp.	3,087	233,964
Paycom Software, Inc.*	85	32,675
Paylocity Holding Corp.*	62	11,981
Progress Software Corp.	60	2,620
PTC, Inc.*	177	23,176
Qualys, Inc.*	60	6,081
Sailpoint Technologies Holdings, Inc.*	154	7,520
salesforce.com, Inc.*	1,537	354,002
ServiceNow, Inc.*	332	168,115
SPS Commerce, Inc.*	59	6,044
Synopsys, Inc.*	262	64,730
Teradata Corp.*	177	8,756
Tyler Technologies, Inc.*	71	30,165
Xperi Holding Corp.	166	3,411
		5,190,774
Specialty Retail 2.4%
Aaron’s Co., Inc. (The)	58	1,792
Abercrombie & Fitch Co. (Class A Stock)*	108	4,049
Advance Auto Parts, Inc.	114	22,818
American Eagle Outfitters, Inc.	239	8,262
America’s Car-Mart, Inc.*	15	2,262
Asbury Automotive Group, Inc.*	37	7,349
AutoNation, Inc.*	100	10,248
AutoZone, Inc.*	39	57,101
Barnes & Noble Education, Inc.*	31	245
Bed Bath & Beyond, Inc.*	201	5,089
Best Buy Co., Inc.	390	45,345
Boot Barn Holdings, Inc.*	39	2,751
Buckle, Inc. (The)	54	2,265
Caleres, Inc.	41	956
CarMax, Inc.*	282	37,574
Cato Corp. (The) (Class A Stock)*	15	201

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Chico’s FAS, Inc.*	85	$255
Children’s Place, Inc. (The)*	26	2,037
Conn’s, Inc.*	23	466
Designer Brands, Inc. (Class A Stock)*	69	1,221
Dick’s Sporting Goods, Inc.	116	9,579
Five Below, Inc.*	100	20,127
Foot Locker, Inc.	177	10,439
GameStop Corp. (Class A Stock)*	93	16,144
Gap, Inc. (The)	324	10,724
Genesco, Inc.*	23	1,150
Group 1 Automotive, Inc.	28	4,596
Guess?, Inc.	31	838
Haverty Furniture Cos., Inc.	15	697
Hibbett Sports, Inc.*	29	2,304
Home Depot, Inc. (The)	1,803	583,577
L Brands, Inc.*	401	26,426
Lithia Motors, Inc. (Class A Stock)	46	17,681
Lowe’s Cos., Inc.	1,220	239,425
Lumber Liquidators Holdings, Inc.*	23	551
MarineMax, Inc.*	35	1,988
Monro, Inc.	64	4,518
Murphy USA, Inc.	42	5,855
ODP Corp. (The)*	92	3,720
O’Reilly Automotive, Inc.*	120	66,346
Rent-A-Center, Inc.	63	3,626
RH*	31	21,329
Ross Stores, Inc.	608	79,611
Sally Beauty Holdings, Inc.*	133	2,669
Shoe Carnival, Inc.	15	899
Signet Jewelers Ltd.*	93	5,557
Sleep Number Corp.*	54	6,042
Sonic Automotive, Inc. (Class A Stock)	46	2,270
TJX Cos., Inc. (The)	2,014	142,994
Tractor Supply Co.	201	37,909
Ulta Beauty, Inc.*	98	32,276
Urban Outfitters, Inc.*	103	3,698
Williams-Sonoma, Inc.	129	22,027
Zumiez, Inc.*	46	1,977
		1,601,855

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 5.4%
3D Systems Corp.*	201	$4,330
Apple, Inc.	26,367	3,466,206
Diebold Nixdorf, Inc.*	123	1,846
Hewlett Packard Enterprise Co.	2,148	34,411
HP, Inc.	2,083	71,051
NCR Corp.*	204	9,333
NetApp, Inc.	378	28,233
Seagate Technology PLC	339	31,473
Western Digital Corp.*	496	35,032
Xerox Holdings Corp.	275	6,638
		3,688,553
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	255	14,045
Carter’s, Inc.*	69	7,506
Columbia Sportswear Co.	54	5,887
Crocs, Inc.*	116	11,614
Deckers Outdoor Corp.*	47	15,895
Fossil Group, Inc.*	31	400
G-III Apparel Group Ltd.*	46	1,495
Hanesbrands, Inc.	581	12,236
Kontoor Brands, Inc.	86	5,403
Movado Group, Inc.	15	471
NIKE, Inc. (Class B Stock)	2,136	283,276
Oxford Industries, Inc.	23	2,098
PVH Corp.*	122	13,808
Ralph Lauren Corp.*	85	11,330
Skechers USA, Inc. (Class A Stock)*	208	10,086
Steven Madden Ltd.	91	3,701
Tapestry, Inc.*	469	22,442
Under Armour, Inc. (Class A Stock)*	293	7,123
Under Armour, Inc. (Class C Stock)*	309	6,152
Unifi, Inc.*	15	405
Vera Bradley, Inc.*	23	255
VF Corp.	542	47,512
Wolverine World Wide, Inc.	139	5,799
		488,939
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	88	3,973

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Capitol Federal Financial, Inc.	208	$2,689
Essent Group Ltd.	170	8,939
Flagstar Bancorp, Inc.	85	3,956
HomeStreet, Inc.	23	939
Meta Financial Group, Inc.	48	2,365
MGIC Investment Corp.	517	7,879
Mr. Cooper Group, Inc.*	108	3,724
New York Community Bancorp, Inc.	694	8,300
NMI Holdings, Inc. (Class A Stock)*	104	2,687
Northfield Bancorp, Inc.	23	372
Northwest Bancshares, Inc.	208	2,920
Provident Financial Services, Inc.	69	1,626
TrustCo Bank Corp.	39	285
Walker & Dunlop, Inc.	56	6,208
Washington Federal, Inc.	123	4,004
WSFS Financial Corp.	77	3,934
		64,800
Tobacco 0.6%
Altria Group, Inc.	3,106	148,311
Philip Morris International, Inc.	2,602	247,190
Universal Corp.	29	1,631
Vector Group Ltd.	137	1,788
		398,920
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	69	6,601
Boise Cascade Co.	77	5,137
DXP Enterprises, Inc.*	15	439
Fastenal Co.	942	49,248
GATX Corp.	54	5,276
GMS, Inc.*	69	3,016
MSC Industrial Direct Co., Inc. (Class A Stock)	77	6,942
NOW, Inc.*	116	1,139
United Rentals, Inc.*	124	39,674
Univar Solutions, Inc.*	262	6,118
Veritiv Corp.*	5	209
W.W. Grainger, Inc.	76	32,949
Watsco, Inc.	58	16,986
		173,734

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Water Utilities 0.1%
American States Water Co.	69	$5,464
American Water Works Co., Inc.	305	47,577
California Water Service Group	93	5,464
Essential Utilities, Inc.	363	17,108
		75,613
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.	77	3,639
Spok Holdings, Inc.	23	236
Telephone & Data Systems, Inc.	147	3,378
T-Mobile US, Inc.*	988	130,545
		137,798

Total Common Stocks (cost $36,513,020)		64,860,057
Exchange-Traded Fund 2.9%
iShares Core S&P 500 ETF (cost $1,337,329)	4,689	1,964,129

Total Long-Term Investments (cost $37,850,349)		66,824,186

Short-Term Investments 3.2%
Affiliated Mutual Funds 2.9%
PGIM Core Ultra Short Bond Fund(wa)	1,316,829	1,316,829
PGIM Institutional Money Market Fund (cost $628,201; includes $628,126 of cash collateral for securities on loan)(b)(wa)	628,473	628,159

Total Affiliated Mutual Funds (cost $1,945,030)		1,944,988

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $199,965)	0.045%	09/16/21	200	$199,992

Total Short-Term Investments (cost $2,144,995)				2,144,980

TOTAL INVESTMENTS 101.7% (cost $39,995,344)				68,969,166
Liabilities in excess of other assets(z) (1.7)%				(1,169,984)

Net Assets 100.0%				$67,799,182

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $27 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $607,256; cash collateral of $628,126 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $38. The aggregate value of $27 is 0.0% of net assets.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Futures contracts outstanding at April 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Russell 2000 E-Mini Index	Jun. 2021	$113,075	$(2,754)
7	S&P 500 E-Mini Index	Jun. 2021	1,461,040	77,721
1	S&P Mid Cap 400 E-Mini Index	Jun. 2021	272,030	7,698
				$82,665
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).